Tax Expense (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Balance	$ 1,443	$ 297
Recognised in profit or loss		(8)
Currency translation difference	(25)	12
Recognised in other comprehensive income		1,142
Balance	1,418	1,443
Others [Member]
StatementsLineItems [Line Items]
Balance		8
Recognised in profit or loss		(8)
Currency translation difference
Recognised in other comprehensive income
Balance
Revaluation of building [Member]
StatementsLineItems [Line Items]
Balance	1,142
Recognised in profit or loss
Currency translation difference	(25)
Recognised in other comprehensive income		1,142
Balance	1,117	1,142
Goodwill [Member]
StatementsLineItems [Line Items]
Balance	301	289
Recognised in profit or loss
Currency translation difference		12
Recognised in other comprehensive income
Balance	$ 301	$ 301